Interim condensed consolidated statement of cash flows - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows provided by operating activities:
Net profit for the period	$ 21,092,433	$ 27,530,825
Adjustments to reconcile net income to net cash provided by operating activities:
Income taxes	11,476,872	16,214,065
Depreciation, depletion, and amortization	10,063,244	8,756,826
Foreign exchange (gain) loss	(1,806,158)	377,527
Finance cost of loans and borrowings	5,151,076	3,886,375
Finance cost of post-employment benefits and abandonment costs	1,657,833	1,559,080
Disposal of exploratory assets and dry wells	975,965	436,980
(Gain) loss on sale or disposal of non-current assets	(255,104)	299,059
Impairment of non-current assets	11,125	5,516
Impairment of current assets	59,468	46,434
Gain on fair value of financial assets	(165,399)	(179,547)
Gain on hedging transactions with derivatives	2,248	32,037
Share of profit of associates and joint ventures	(606,332)	(656,680)
Loss (gain) on disposal of assets held for sale	13,792	(266,339)
Loss (gain) on hedge ineffectiveness	18,998	(949)
Realized loss on foreign exchange cash flow hedges	480,232	576,875
Provision expenses	402,512	346,988
Net change in operational assets and liabilities:
Trade and other receivables	(20,338,325)	(21,799,875)
Inventories	(89,044)	(1,883,511)
Trade and other payables	(1,237,154)	(526,781)
Tax assets and liabilities	(6,713,428)	(1,675,196)
Provisions for employee benefits	(394,202)	(244,825)
Provisions and contingencies	(881,130)	(563,492)
Other assets and liabilities	53,076	(389,978)
Cash flows from (used in) operations	18,972,598	31,881,414
Income tax paid	(9,573,747)	(7,006,077)
Net cash provided by operating activities	9,398,851	24,875,337
Cash flow from investing activities:
Investment in joint ventures	0	(209,658)
Investment in property, plant, and equipment	(6,091,965)	(5,259,905)
Investment in natural and environmental resources	(10,298,102)	(7,472,555)
Acquisitions of intangibles	(476,413)	(701,997)
Proceeds from the sale of other financial assets	1,003,102	393,099
Interests received	1,378,145	612,914
Dividends received	276,362	1,179,338
Proceeds from sales of non-current assets	751,171	402,373
Net cash used in investment activities	(13,457,700)	(11,056,391)
Cash flow provided (used) in financing activities:
Proceeds obtained from loans and borrowings	28,862,692	10,458,560
Payments of loans and borrowings	(18,196,512)	(11,614,789)
Interest payments	(4,728,230)	(3,648,611)
Lease payments (principal and interests)	(380,888)	(311,696)
Capital restitution	(24,070)	(14,825)
Dividends paid	(3,859,661)	(11,186,951)
Net cash used in financing activities	1,673,331	(16,318,312)
Exchange difference in cash and cash equivalents	(944,796)	867,208
Net decrease in cash and cash equivalents	(3,330,314)	(1,632,158)
Cash and cash equivalent at the beginning of the period	15,401,058	14,549,906
Cash and cash equivalent at the end of the period	$ 12,070,744	$ 12,917,748